Nature of operations and reorganization - Major subsidiaries and VIEs (Details)	12 Months Ended
Dec. 31, 2023
Jianpu (Hong Kong) Limited
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Beijing Rongqiniu Information Technology Co., Ltd.
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Beijing Rongsanliuling Information Technology Co., Ltd
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
CC Information Limited
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	85.00%
Shanghai Chengjian Information Technology Co., Ltd.
Nature of operations and reorganization
Percentage of direct or Indirect economic interest	100.00%
Beijing Rongdiandian Information Technology Co., Ltd. | VIEs
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%
Beijing Kartner Information Technology Co., Ltd. ("KTN") | VIEs
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%
Beijing Guangkezhixun Information Technology Co., Ltd. | VIEs
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%
Shanghai Anguo Insurance Brokerage Co., Ltd. ("Anguo") | VIEs
Nature of operations and reorganization
Percentage of direct or Indirect economic interest in VIEs	100.00%